Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	$ 1,151	$ 734
Investments:
Fixed maturities, available for sale at fair value (amortized cost — $31,598 and $36,144; allowance for expected credit losses of $28 at December 31, 2020)	34,123	37,899
Fixed maturities, trading at fair value	42	54
Equity securities, at fair value	773	809
Investments accounted for using the equity method	1,075	985
Mortgage loans	1,251	1,072
Policy loans	151	164
Real estate and other investments	341	311
Total cash and investments	38,907	42,028
Deferred policy acquisition costs (including the impact of unrealized gains on securities of $934 and $681)	302	713
Accrued investment income	278	335
Equity index call options	825	924
Variable annuity assets (separate accounts)	664	628
Funds held as collateral	351	577
Net deferred tax assets	0	44
Other assets	438	362
Total assets	48,571	45,893
Liabilities and Equity:
Annuity benefits accumulated (including the impact of unrealized gains on securities of $324 and $220)	42,573	40,406
Life, accident and health reserves	610	612
Variable annuity liabilities (separate accounts)	664	628
Liability for funds held as collateral	351	577
Net deferred tax liabilities	99	0
Other liabilities	279	189
Total liabilities	44,576	42,412
Shareholder’s equity:
Common stock and capital surplus — Par value — $7.50 per share: — 1,200,000 shares authorized — 201,000 shares issued and outstanding	1,004	992
Retained earnings	1,874	1,741
Accumulated other comprehensive income, net of tax	1,070	700
Total shareholder’s equity	3,948	3,433
Noncontrolling interests	47	48
Total equity	3,995	3,481
Total liabilities and equity	48,571	45,893
Annuity
Investments:
Recoverables from reinsurers	6,539	0
Total assets	47,886	45,217
Other Lines
Investments:
Recoverables from reinsurers	$ 267	$ 282